FDIC Indemnification Asset (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Text Block [Abstract]
FDIC indemnification asset roll forward

increase, respectively, the amount recoverable from the FDIC. The following table represents a summary of the activity related to the FDIC indemnification asset for the three months ended December 2014 and 2013 (in thousands):

	Three Months Ended December 31,
	2014	2013
Balance at beginning of year	$26,678	$45,690
Amortization	(2,534)	(3,285)
Changes in expected reimbursements from FDIC for changes in expected credit losses	(191)	(26)
Changes in reimbursable expenses	(156)	10
Payments to/(from) the FDIC	(1,635)	(633)

Balance at end of year	$22,162	$41,756

The following table represents a summary of the activity related to the FDIC indemnification asset for the years ended September 2014 and 2013 (in thousands):

	2014	2013
Balance at beginning of year	$45,690	$68,662
Amortization	(14,604)	(14,758)
Changes in expected reimbursements from FDIC for changes in expected credit losses	2,148	522
Changes in reimbursable expenses	2,358	(3,453)
Payments to/(from) the FDIC	(8,914)	(5,283)

Balance at end of year	$26,678	$45,690